Financial statements preparation - Reconciliation of opening balance sheet (Details) - AUD ($) $ in Millions	Oct. 01, 2019	Oct. 01, 2018	Sep. 30, 2018
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			$ 879,592
Restated Carrying Amount, Liabilities			815,019
Restated Carrying Amount, Net Assets			64,573
Restated Carrying Amount, Equity			64,573
Opening Carrying Amount, Assets		$ 878,958
Opening Carrying Amount, Liabilities		815,110
Opening Carrying Amount, Net Assets		63,848
Opening Carrying Amount, Equity		63,848
Total equity attributable to owners of Westpac Banking Corporation
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			64,521
Opening Carrying Amount, Equity		63,796
Share capital | Ordinary shares
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			36,054
Opening Carrying Amount, Equity		36,054
Share capital | Treasury shares and RSP treasury shares
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			(493)
Opening Carrying Amount, Equity		(493)
Reserves
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			1,077
Opening Carrying Amount, Equity		1,079
Retained profits
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			27,883
Opening Carrying Amount, Equity		27,156
Non-controlling interests
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			52
Opening Carrying Amount, Equity		52
Collateral received
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			2,184
Opening Carrying Amount, Liabilities		2,184
Deposits and other borrowings
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			559,285
Opening Carrying Amount, Liabilities		559,285
Other financial liabilities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			28,105
Opening Carrying Amount, Liabilities		28,093
Derivative financial instruments
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			24,407
Opening Carrying Amount, Liabilities		24,407
Debt issues
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			172,596
Opening Carrying Amount, Liabilities		172,596
Provisions
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			1,928
Opening Carrying Amount, Liabilities		2,026
Loan capital
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			17,265
Opening Carrying Amount, Liabilities		17,265
All other liabilities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			9,249
Opening Carrying Amount, Liabilities		9,254
Cash and balances with central banks
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			26,788
Opening Carrying Amount, Assets		26,788
Collateral paid
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			4,787
Opening Carrying Amount, Assets		4,787
Trading securities and financial assets measured at FVIS
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			23,132
Opening Carrying Amount, Assets		23,407
Derivative financial instruments
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			24,101
Opening Carrying Amount, Assets		24,101
Available-for-sale securities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			61,119
Investment securities
Reconciliation of the opening balance sheet
Opening Carrying Amount, Assets		60,835
Loans (at amortised cost)
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			709,144
Opening Carrying Amount, Assets		708,163
Loans (at fair value)
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			546
Opening Carrying Amount, Assets		602
Other financial assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			5,517
Opening Carrying Amount, Assets		5,517
Deferred tax assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			1,180
Opening Carrying Amount, Assets		1,480
All other assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			23,278
Opening Carrying Amount, Assets		23,278
AASB 9
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		(634)
Remeasurement, AASB 9 changes, Liabilities		86
Remeasurement, AASB 9 changes, Net Assets		(720)
Remeasurement, AASB 9 changes, Equity		(720)
AASB 9 | ECL on amortised cost financial instruments | Provisions on loans
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		882
AASB 9 | ECL on amortised cost financial instruments | Provisions on debt securities at amortised cost
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		9
AASB 9 | ECL on amortised cost financial instruments | Provisions for credit commitments
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		98
AASB 9 | ECL on debt securities measured at FVOCI | Loss allowance on debt securities at FVOCI
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		2
AASB 9 | Total equity attributable to owners of Westpac Banking Corporation
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Equity		(720)
AASB 9 | Reserves
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Equity		2
AASB 9 | Retained profits
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Equity		(722)
AASB 9 | Provisions
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Liabilities		98
AASB 9 | All other liabilities
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Liabilities		(12)
AASB 9 | Trading securities and financial assets measured at FVIS
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		275
AASB 9 | Available-for-sale securities
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		(61,119)
AASB 9 | Investment securities
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		60,844
Remeasurement, AASB 9 changes, Assets		(9)
AASB 9 | Loans (at amortised cost)
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		(56)
Remeasurement, AASB 9 changes, Assets		(925)
AASB 9 | Loans (at fair value)
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		56
AASB 9 | Deferred tax assets
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		300
AASB 15
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		5
AASB 15 changes, Net Assets		(5)
AASB 15 changes, Equity		(5)
AASB 15 | Total equity attributable to owners of Westpac Banking Corporation
Reconciliation of the opening balance sheet
AASB 15 changes, Equity		(5)
AASB 15 | Retained profits
Reconciliation of the opening balance sheet
AASB 15 changes, Equity		(5)
AASB 15 | Other financial liabilities
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		(12)
AASB 15 | All other liabilities
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		17
AASB 16 | Forecast
Future developments in accounting standards
Right of use asset	$ 3,400
Lease liabilities	$ 3,400
Parent Entity
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			923,230
Restated Carrying Amount, Liabilities			867,874
Restated Carrying Amount, Net Assets			55,356
Restated Carrying Amount, Equity			55,356
Remeasurement, AASB 9 changes, Assets		(528)
Remeasurement, AASB 9 changes, Liabilities		(35)
Remeasurement, AASB 9 changes, Net Assets		(493)
Remeasurement, AASB 9 changes, Equity		(493)
Opening Carrying Amount, Assets		922,702
Opening Carrying Amount, Liabilities		867,846
Opening Carrying Amount, Net Assets		54,856
Opening Carrying Amount, Equity		54,856
Parent Entity | Total equity attributable to owners of Westpac Banking Corporation
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			55,356
Remeasurement, AASB 9 changes, Equity		(493)
Opening Carrying Amount, Equity		54,856
Parent Entity | Share capital | Ordinary shares
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			36,054
Opening Carrying Amount, Equity		36,054
Parent Entity | Share capital | Treasury shares and RSP treasury shares
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			(508)
Opening Carrying Amount, Equity		(508)
Parent Entity | Reserves
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			1,114
Remeasurement, AASB 9 changes, Equity		2
Opening Carrying Amount, Equity		1,116
Parent Entity | Retained profits
Reconciliation of the opening balance sheet
Restated Carrying Amount, Equity			18,696
Remeasurement, AASB 9 changes, Equity		(495)
Opening Carrying Amount, Equity		18,194
Parent Entity | Collateral received
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			1,748
Opening Carrying Amount, Liabilities		1,748
Parent Entity | Deposits and other borrowings
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			500,468
Opening Carrying Amount, Liabilities		500,468
Parent Entity | Other financial liabilities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			27,266
Opening Carrying Amount, Liabilities		27,257
Parent Entity | Derivative financial instruments
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			24,229
Opening Carrying Amount, Liabilities		24,229
Parent Entity | Debt issues
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			152,288
Opening Carrying Amount, Liabilities		152,288
Parent Entity | Due to subsidiaries
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			142,400
Remeasurement, AASB 9 changes, Liabilities		(118)
Opening Carrying Amount, Liabilities		142,282
Parent Entity | Provisions
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			1,766
Remeasurement, AASB 9 changes, Liabilities		95
Opening Carrying Amount, Liabilities		1,861
Parent Entity | Loan capital
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			17,265
Opening Carrying Amount, Liabilities		17,265
Parent Entity | All other liabilities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Liabilities			444
Remeasurement, AASB 9 changes, Liabilities		(12)
Opening Carrying Amount, Liabilities		448
Parent Entity | Cash and balances with central banks
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			24,976
Opening Carrying Amount, Assets		24,976
Parent Entity | Collateral paid
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			4,722
Opening Carrying Amount, Assets		4,722
Parent Entity | Trading securities and financial assets measured at FVIS
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			21,415
Opening Carrying Amount, Assets		21,415
Parent Entity | Derivative financial instruments
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			23,562
Opening Carrying Amount, Assets		23,562
Parent Entity | Available-for-sale securities
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			56,513
Reclassifications, AASB 9 changes, Assets		(56,513)
Parent Entity | Investment securities
Reconciliation of the opening balance sheet
Reclassifications, AASB 9 changes, Assets		56,513
Opening Carrying Amount, Assets		56,513
Parent Entity | Loans (at amortised cost)
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			629,622
Reclassifications, AASB 9 changes, Assets		(56)
Remeasurement, AASB 9 changes, Assets		(786)
Opening Carrying Amount, Assets		628,780
Parent Entity | Loans (at fair value)
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			546
Reclassifications, AASB 9 changes, Assets		56
Opening Carrying Amount, Assets		602
Parent Entity | Other financial assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			4,666
Opening Carrying Amount, Assets		4,666
Parent Entity | Due from subsidiaries
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			140,597
Opening Carrying Amount, Assets		140,597
Parent Entity | Investment in subsidiaries
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			4,508
Opening Carrying Amount, Assets		4,508
Parent Entity | Deferred tax assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			1,102
Remeasurement, AASB 9 changes, Assets		258
Opening Carrying Amount, Assets		1,360
Parent Entity | All other assets
Reconciliation of the opening balance sheet
Restated Carrying Amount, Assets			$ 11,001
Opening Carrying Amount, Assets		11,001
Parent Entity | AASB 9 | ECL on amortised cost financial instruments | Provisions on loans
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		751
Parent Entity | AASB 9 | ECL on amortised cost financial instruments | Provisions for credit commitments
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		95
Parent Entity | AASB 9 | ECL on amortised cost financial instruments | Loss allowance on debt securities at FVOCI
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		2
Parent Entity | AASB 9 | ECL on debt securities measured at FVOCI | Loss allowance on debt securities at FVOCI
Reconciliation of the opening balance sheet
Remeasurement, AASB 9 changes, Assets		118
Parent Entity | AASB 15
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		7
AASB 15 changes, Net Assets		(7)
AASB 15 changes, Equity		(7)
Parent Entity | AASB 15 | Total equity attributable to owners of Westpac Banking Corporation
Reconciliation of the opening balance sheet
AASB 15 changes, Equity		(7)
Parent Entity | AASB 15 | Retained profits
Reconciliation of the opening balance sheet
AASB 15 changes, Equity		(7)
Parent Entity | AASB 15 | Other financial liabilities
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		(9)
Parent Entity | AASB 15 | All other liabilities
Reconciliation of the opening balance sheet
AASB 15 changes, Liabilities		$ 16